Income taxes - Summary of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	¥ 177,247	¥ 149,978	¥ 112,539
Change of valuation allowance	15,017	27,269	37,439
Written-off for expiration of net operating losses	(22,995)	0	0
Decrease of valuation allowances related to the disposal of a subsidiary	(2,600)	0	0
Ending balance	¥ 166,669	¥ 177,247	¥ 149,978